Financial instruments and risk management - Capital management - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 04, 2025 $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.4	3.0
Adjusted net borrowings		$ 22,263	$ 21,446
Post-employment benefit liabilities before tax		409	429
Adjusted EBITDA		$ 6,645	$ 7,037
Basic earnings per share before exceptional items to dividend per share ratio		1.6	1.7
Final dividend per share | $ / shares			$ 0.6298	$ 0.5998	$ 0.5271
Major ordinary share transactions
Disclosure of detailed information about financial instruments [line items]
Proposed final dividend per share (in US dollar per share) | $ / shares	$ 0.6298
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		2.5
Basic earnings per share before exceptional items to dividend per share ratio		1.8
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.0
Basic earnings per share before exceptional items to dividend per share ratio		2.2